Note 10 - Share Capital	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
10.	SHARE CAPITAL
Authorized Unlimited number of preference shares with no par value Unlimited number of common shares with no par value